Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accrued Expenses and Other Liabilities [Abstract]
Accrued expenses	$ 13,406	$ 14,375
Government authorities	11,530	12,965
Other liabilities	3,258	1,260
Accrued expenses and other liabilities, total	$ 28,194	$ 28,600